Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment Sold, Market Value	$ 10,514	$ 14,430
EBP, Investment Purchases, Common Stock, Dividends	$ 2,299	$ 2,356